Employees - Summary of Employees (Detail) - Employees	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of average number of employees [line items]
Average number of employees	28,926	27,161	26,146
Continuing operation [member]
Disclosure of average number of employees [line items]
Average number of employees	28,926	26,510	25,432
Continuing operation [member] | Australia [member]
Disclosure of average number of employees [line items]
Average number of employees	18,146	16,504	15,906
Continuing operation [member] | South America [member]
Disclosure of average number of employees [line items]
Average number of employees	6,979	6,729	6,361
Continuing operation [member] | North America [member]
Disclosure of average number of employees [line items]
Average number of employees	1,999	1,839	2,072
Continuing operation [member] | Asia [member]
Disclosure of average number of employees [line items]
Average number of employees	1,743	1,368	1,019
Continuing operation [member] | Europe [member]
Disclosure of average number of employees [line items]
Average number of employees	59	70	74
Discontinued operations [member]
Disclosure of average number of employees [line items]
Average number of employees		651	714